UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Mortgage Securities Fund

The fund's portfolio
9/30/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (92.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (41.7%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36			$47,025	$52,229
6.00%, with due dates from 4/15/28 to 11/20/38			103,292	113,116
5.50%, 4/20/38			150,979	163,120
5.00%, TBA, 10/1/48			1,000,000	1,043,984
4.70%, 8/20/67			104,803	110,829
4.50%, TBA, 10/1/48			3,000,000	3,100,078
4.50%, with due dates from 2/20/34 to 5/20/48			1,693,167	1,766,408
4.00%, TBA, 10/1/48			3,000,000	3,050,156
4.00%, with due dates from 4/20/45 to 10/20/45			2,922,325	2,984,738
3.50%, TBA, 10/1/48			5,000,000	4,970,313
3.50%, with due dates from 1/20/45 to 5/20/45			1,821,956	1,817,940
3.00%, TBA, 10/1/48			5,000,000	4,841,797

				24,014,708
U.S. Government Agency Mortgage Obligations (50.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31			13,071	14,725
7.00%, with due dates from 11/1/26 to 4/1/32			122,638	136,732
5.50%, 12/1/33			16,769	18,128
4.50%, with due dates from 7/1/44 to 8/1/44			169,800	176,822
4.00%, with due dates from 12/1/44 to 9/1/45			1,121,108	1,137,284
3.00%, TBA, 10/1/48			4,000,000	3,826,875

Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30			10,805	11,991
7.00%, with due dates from 12/1/28 to 12/1/35			384,826	427,325
6.50%, 9/1/36			7,626	8,458
6.00%, 1/1/38			105,719	115,951
5.50%, 1/1/38			468,628	507,297
5.00%, 2/1/39			12,488	13,259
4.50%, TBA, 10/1/48			1,000,000	1,031,563
4.50%, with due dates from 7/1/44 to 5/1/45			254,278	264,301
4.00%, TBA, 11/1/48			1,000,000	1,008,359
4.00%, TBA, 10/1/48			1,000,000	1,009,688
4.00%, 3/1/46			309,979	314,714
3.50%, with due dates from 6/1/56 to 1/1/57			1,705,410	1,676,403
3.50%, TBA, 10/1/48			5,000,000	4,920,313
3.50%, with due dates from 5/1/45 to 1/1/47			2,119,776	2,099,241
3.00%, TBA, 10/1/48			8,000,000	7,654,375
3.00%, with due dates from 5/1/45 to 10/1/46			1,976,988	1,897,355
2.50%, TBA, 10/1/48			1,000,000	924,766

				29,195,925

Total U.S. government and agency mortgage obligations (cost $54,199,326)				$53,210,633

MORTGAGE-BACKED SECURITIES (64.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (41.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.108%, 4/15/37			$26,791	$36,484
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.882%, 11/15/35			37,471	50,046
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.385%, 3/15/35			194,475	235,471
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.429%, 6/15/34			31,886	35,460
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.966%, 10/25/24			322,883	358,055
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			290,760	65,151
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			375,340	52,441
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.092%, 11/15/42			333,808	31,259
Ser. 4546, Class PI, IO, 4.00%, 12/15/45			613,325	136,560
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			367,592	80,192
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			497,143	110,361
Ser. 4425, IO, 4.00%, 1/15/45			480,318	105,877
Ser. 4425, Class EI, IO, 4.00%, 1/15/45			753,367	164,919
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			411,212	112,660
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			1,031,031	143,485
Ser. 4019, Class JI, IO, 4.00%, 5/15/41			503,190	80,329
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			427,617	29,928
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.992%, 2/15/45			1,130,701	165,924
Ser. 4621, Class QI, IO, 3.50%, 10/15/46			911,079	146,055
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			385,485	68,424
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42			599,131	79,025
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			301,576	17,276
Ser. 304, Class C37, IO, 3.50%, 12/15/27			327,373	27,637
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			475,974	59,794
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			436,121	48,632
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			1,064,396	103,651
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			1,098,449	102,084
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			667,684	65,259
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			351,610	30,977
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			519,612	43,707
Ser. 315, PO, zero %, 9/15/43			963,475	749,914
Ser. 3835, Class FO, PO, zero %, 4/15/41			570,211	462,984
Ser. 3391, PO, zero %, 4/15/37			6,478	5,312
Ser. 3300, PO, zero %, 2/15/37			3,104	2,546
Ser. 3326, Class WF, zero %, 10/15/35(WAC)			1,163	786

Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.016%, 3/25/25			250,000	267,178

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 26.605%, 7/25/36			20,932	33,277
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.442%, 3/25/36			37,547	52,556
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.075%, 6/25/37			42,236	55,464
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.345%, 11/25/35			41,032	50,096
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 15.159%, 2/25/38			157,239	188,517
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.603%, 8/25/35			28,674	34,501
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.253%, 12/25/35			40,898	48,665
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.633%, 11/25/34			14,508	16,072
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.468%, 5/25/40			88,033	95,463
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.216%, 9/25/28			140,000	164,443
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.116%, 11/25/24			84,599	96,819
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37			804,771	189,153
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46			537,906	115,252
Ser. 15-86, Class MI, IO, 5.50%, 11/25/45			701,661	156,309
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40			1,525,101	305,539
Ser. 18-51, Class BI, IO, 5.50%, 7/25/38			1,139,872	192,954
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.116%, 7/25/24			106,991	113,994
Ser. 17-19, Class IH, IO, 5.00%, 3/25/47			832,024	168,942
Ser. 12-151, Class IM, IO, 5.00%, 4/25/42			770,211	151,363
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.384%, 10/25/41			105,141	16,058
IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.034%, 7/25/48			725,092	98,228
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.034%, 6/25/48			2,072,698	279,297
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			832,975	159,809
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			292,029	39,073
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27			575,123	58,866
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.884%, 11/25/46			2,238,823	297,025
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.884%, 11/25/46			3,373,712	406,870
IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.884%, 8/25/46			1,508,688	187,456
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			2,496,050	422,581
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			686,900	131,218
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			220,306	28,684
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42			620,101	118,497
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41			917,893	165,305
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			367,867	40,025
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			807,217	83,749
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			339,293	35,341
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			305,813	19,135
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			372,998	26,465
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			563,206	45,631
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			447,349	43,736
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			375,649	20,991
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			554,666	32,648
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			343,059	18,795
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			534,653	47,812
FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 2.566%, 5/25/42			4,096	4,118
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 2.466%, 8/27/36			1,868,618	1,807,151
Ser. 08-53, Class DO, PO, zero %, 7/25/38			37,844	32,831
Ser. 07-44, Class CO, PO, zero %, 5/25/37			13,094	10,446

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			468,693	106,042
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44			537,679	119,240
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44			886,525	203,661
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			383,809	86,104
Ser. 14-76, IO, 5.00%, 5/20/44			486,138	112,313
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43			359,513	68,194
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			210,006	47,629
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43			157,601	36,155
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			229,999	52,378
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			735,560	166,457
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			572,614	131,501
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.547%, 11/16/36			198,782	9,862
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.535%, 12/20/43			387,227	63,695
Ser. 18-1, IO, 4.50%, 1/20/48			883,930	193,775
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45			216,191	29,337
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			555,630	119,158
Ser. 12-129, IO, 4.50%, 11/16/42			433,362	101,619
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			852,590	175,380
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			539,962	117,928
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			320,881	68,951
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			191,058	41,093
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			156,307	32,230
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			164,733	38,223
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			651,850	141,594
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.435%, 4/20/38			966,111	163,031
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.035%, 6/20/48			946,408	126,582
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.035%, 6/20/43			1,857,472	260,735
Ser. 16-69, IO, 4.00%, 5/20/46			859,075	156,042
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			478,367	104,810
Ser. 15-40, IO, 4.00%, 3/20/45			303,501	62,036
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			874,833	126,107
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43			699,228	147,439
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			179,787	34,693
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			500,741	100,479
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			223,609	44,067
Ser. 14-104, IO, 4.00%, 3/20/42			512,006	86,683
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			241,016	20,802
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			295,045	29,144
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39			296,829	19,766
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39			688,145	89,512
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			663,508	77,896
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			1,140,022	136,461
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46			740,907	128,029
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45			1,173,797	194,528
Ser. 17-164, Class IG, IO, 3.50%, 4/20/44			1,544,675	171,845
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			432,585	69,516
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			605,812	100,374
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			279,396	48,643
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			233,908	39,827
Ser. 12-136, IO, 3.50%, 11/20/42			608,008	112,622
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42			1,498,517	144,007
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			216,072	23,171
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			669,248	79,574
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39			673,998	52,147
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			636,315	75,102
Ser. 16-H24, Class KI, IO, 3.011%, 11/20/66(WAC)			774,070	102,564
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40			902,395	65,405
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			277,756	19,998
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29			561,936	56,756
Ser. 17-H03, Class CI, IO, 2.747%, 12/20/66(WAC)			726,286	92,601
Ser. 16-H13, Class IK, IO, 2.598%, 6/20/66(WAC)			1,363,489	173,845
Ser. 15-H22, Class GI, IO, 2.573%, 9/20/65(WAC)			1,421,976	174,903
Ser. 17-H25, Class AI, IO, 2.543%, 12/20/67(WAC)			574,876	72,578
Ser. 17-H20, Class AI, IO, 2.431%, 10/20/67(WAC)			2,340,963	325,540
Ser. 16-H04, Class HI, IO, 2.366%, 7/20/65(WAC)			877,810	82,163
Ser. 15-H20, Class CI, IO, 2.348%, 8/20/65(WAC)			1,442,026	144,112
Ser. 16-H14, Class AI, IO, 2.341%, 6/20/66(WAC)			926,506	100,653
Ser. 17-H04, Class BI, IO, 2.327%, 2/20/67(WAC)			993,538	137,853
Ser. 16-H27, Class GI, IO, 2.325%, 12/20/66(WAC)			1,555,414	211,784
FRB Ser. 15-H16, Class XI, IO, 2.316%, 7/20/65(WAC)			851,280	84,617
Ser. 16-H18, Class QI, IO, 2.311%, 6/20/66(WAC)			1,346,906	166,224
Ser. 18-H02, IO, 2.303%, 1/20/68(WAC)			460,674	64,019
Ser. 16-H07, Class PI, IO, 2.268%, 3/20/66(WAC)			2,488,266	311,033
Ser. 17-H25, Class CI, IO, 2.192%, 12/20/67(WAC)			1,677,726	253,756
Ser. 17-H14, Class JI, IO, 2.188%, 6/20/67(WAC)			558,339	81,657
Ser. 17-H08, Class GI, IO, 2.182%, 2/20/67(WAC)			1,001,422	143,954
Ser. 17-H14, Class LI, IO, 2.178%, 6/20/67(WAC)			862,252	103,470
Ser. 17-H08, Class EI, IO, 2.157%, 2/20/67(WAC)			1,326,812	174,144
Ser. 17-H08, Class NI, IO, 2.138%, 3/20/67(WAC)			1,031,644	119,155
Ser. 18-H05, Class ID, IO, 2.129%, 3/20/68(WAC)			592,768	82,988
Ser. 17-H06, Class MI, IO, 2.108%, 2/20/67(WAC)			1,713,694	184,772
Ser. 16-H24, IO, 2.099%, 9/20/66(WAC)			943,092	108,456
Ser. 15-H13, Class AI, IO, 2.096%, 6/20/65(WAC)			1,324,528	124,175
Ser. 16-H11, Class HI, IO, 2.089%, 1/20/66(WAC)			2,989,150	280,233
Ser. 18-H01, Class XI, IO, 2.088%, 1/20/68(WAC)			1,222,663	189,513
Ser. 16-H06, Class HI, IO, 2.057%, 2/20/66			1,144,140	96,370
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65(WAC)			1,237,888	84,301
Ser. 16-H23, Class NI, IO, 2.003%, 10/20/66(WAC)			1,921,852	218,899
Ser. 18-H02, Class IM, IO, 1.98%, 2/20/68(WAC)			818,395	125,828
Ser. 16-H17, Class DI, IO, 1.957%, 7/20/66(WAC)			1,428,675	156,318
Ser. 17-H25, IO, 1.946%, 11/20/67(WAC)			984,188	124,254
Ser. 16-H06, Class DI, IO, 1.901%, 7/20/65			1,406,175	110,613
Ser. 15-H23, Class TI, IO, 1.897%, 9/20/65(WAC)			1,077,964	105,102
Ser. 16-H24, Class JI, IO, 1.829%, 11/20/66(WAC)			610,802	74,823
Ser. 17-H03, Class KI, IO, 1.744%, 1/20/67(WAC)			1,497,418	187,427
Ser. 17-H09, IO, 1.705%, 4/20/67(WAC)			934,466	95,714
Ser. 15-H10, Class HI, IO, 1.701%, 4/20/65(WAC)			2,278,626	192,316
Ser. 15-H22, Class AI, IO, 1.682%, 9/20/65(WAC)			1,589,504	145,281
Ser. 14-H25, Class BI, IO, 1.675%, 12/20/64(WAC)			1,122,964	88,384
Ser. 17-H10, Class MI, IO, 1.643%, 4/20/67(WAC)			1,122,495	108,770
Ser. 14-H18, Class CI, IO, 1.582%, 9/20/64(WAC)			1,030,549	87,719
Ser. 17-H06, Class EI, 1.569%, 2/20/67(WAC)			717,809	48,548
Ser. 15-H25, Class BI, IO, 1.539%, 10/20/65(WAC)			1,024,389	92,502
Ser. 17-H16, Class HI, IO, 1.485%, 8/20/67(WAC)			897,144	85,229
Ser. 16-H08, Class GI, IO, 1.419%, 4/20/66(WAC)			995,664	57,011
Ser. 16-H06, Class AI, IO, 1.335%, 2/20/66			807,750	74,080
Ser. 16-H03, Class AI, IO, 1.329%, 1/20/66(WAC)			1,539,669	140,495
Ser. 16-H10, Class AI, IO, 1.285%, 4/20/66(WAC)			1,335,085	98,398
FRB Ser. 11-H07, Class FI, IO, 1.229%, 2/20/61(WAC)			4,433,100	138,756
Ser. 16-H04, Class KI, IO, 1.215%, 2/20/66(WAC)			1,662,657	122,621
Ser. 14-H21, Class AI, IO, 1.176%, 10/20/64(WAC)			1,492,895	121,916
Ser. 15-H04, Class AI, IO, 1.069%, 12/20/64(WAC)			1,175,710	95,526
Ser. 10-151, Class KO, PO, zero %, 6/16/37			31,258	25,177
Ser. 06-36, Class OD, PO, zero %, 7/16/36			1,852	1,487

				23,808,038
Commercial mortgage-backed securities (3.1%)

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.72%, 8/15/46(WAC)			298,000	271,844
FRB Ser. 14-C25, Class D, 4.093%, 11/15/47(WAC)			239,000	191,286
Ser. 14-C23, Class E, 3.364%, 9/15/47(WAC)			115,000	88,446

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.302%, 4/15/46(WAC)			107,000	94,563

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)			171,279	168,521

Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45(WAC)			179,000	160,653
FRB Ser. 11-C3, Class E, 5.326%, 7/15/49(WAC)			148,000	148,237

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)			289,000	252,644

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class D, 4.94%, 11/15/45(WAC)			290,000	274,785
FRB Ser. 13-C11, Class E, 4.412%, 3/15/45(WAC)			172,000	152,886

				1,803,865
Residential mortgage-backed securities (non-agency) (19.6%)

Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)			139,270	139,270

Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36			450,000	440,578

Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.566%, 10/25/27 (Bermuda)			150,000	155,608
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 3.816%, 8/25/28 (Bermuda)			190,000	190,529

Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.456%, 6/25/36			490,000	450,800

Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 3.842%, 4/25/37(WAC)			415,813	414,196

Citigroup Mortgage Loan Trust, Inc. Ser. 05-WF2, Class AF6B, 5.55%, 8/25/35			171,886	170,681

Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 2.396%, 6/25/47			432,660	409,405

Credit Suisse Mortgage Trust 144A FRB Ser. 13-11R, Class 1A2, 5.226%, 6/27/34(WAC)			180,000	182,700

Federal Home Loan Mortgage Corporation
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.216%, 12/25/28			362,000	423,687
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.766%, 10/25/24			191,737	213,369
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 5.666%, 10/25/29			250,000	275,757
Structured Agency Credit Risk Debt Notes FRB Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.366%, 7/25/30			250,000	243,540
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 4.866%, 12/25/29			260,000	272,298
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.716%, 3/25/30			250,000	261,033
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.516%, 9/25/30			295,000	298,389

Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.916%, 12/25/30			410,000	410,968

Federal Home Loan Mortgage Corporation Structured Agency Credit risk debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 11.016%, 3/25/28			248,997	299,728

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.966%, 10/25/28			155,910	219,986
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.516%, 10/25/28			250,000	294,703
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.666%, 1/25/29			260,000	290,042
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.566%, 5/25/29			20,000	22,316
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.466%, 4/25/29			197,000	224,095
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 6.366%, 2/25/30			200,000	214,997
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.216%, 5/25/30			220,000	234,452
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.816%, 1/25/30			418,000	442,005
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.766%, 7/25/30			382,000	391,848
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.766%, 7/25/29			330,000	360,001
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.866%, 2/25/30			290,000	302,644
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.766%, 12/25/30			300,000	306,589
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.566%, 1/25/31			120,000	121,940
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.416%, 8/25/30			299,000	303,394
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.366%, 10/25/30			354,000	357,172

GCAT, LLC 144A Ser. 18-2, Class A1, 4.09%, 6/26/23			259,604	259,396

JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 2.376%, 11/25/36			169,501	161,461

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 3.146%, 11/25/34			67,493	67,251

Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.066%, 7/25/28 (Bermuda)			220,000	222,097

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.336%, 8/25/36			62,640	57,049

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47			156,380	155,110

Vericrest Opportunity Loan Transferor LVI, LLC 144A Ser. 17-NPL3, Class A1, 3.50%, 3/25/47			379,446	378,498

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.538%, 12/25/35(WAC)			414,662	416,197
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 3.136%, 7/25/45			132,694	130,903

Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.446%, 4/25/37			107,799	104,262

				11,290,944

Total mortgage-backed securities (cost $37,197,148)				$36,902,847

PURCHASED SWAP OPTIONS OUTSTANDING (0.9%)(a)

Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date		Expiration date/strike	Notional/Contract amount	Value

Citibank, N.A.

(3.05)/3 month USD-LIBOR-BBA/Oct-28		Oct-18/3.05	$9,534,300	$59,971

(3.031)/3 month USD-LIBOR-BBA/Jun-49		Jun-19/3.031	752,300	37,028

3.087/3 month USD-LIBOR-BBA/Oct-28		Oct-18/3.087	9,534,300	33,656

(3.25325)/3 month USD-LIBOR-BBA/Oct-28		Oct-18/3.25325	9,534,300	10,869

2.89/3 month USD-LIBOR-BBA/Oct-28		Oct-18/2.89	9,534,300	95

Goldman Sachs International

(3.0325)/3 month USD-LIBOR-BBA/Dec-20		Dec-18/3.0325	13,537,000	41,152

(3.01)/3 month USD-LIBOR-BBA/Dec-20		Dec-18/3.01	13,537,000	28,157

(3.10)/3 month USD-LIBOR-BBA/Oct-28		Oct-18/3.10	6,356,200	26,315

3.0325/3 month USD-LIBOR-BBA/Dec-20		Dec-18/3.0325	13,537,000	18,004

3.01/3 month USD-LIBOR-BBA/Dec-20		Dec-18/3.01	13,537,000	13,808

2.93/3 month USD-LIBOR-BBA/Oct-28		Oct-18/2.93	6,356,200	890

1.9175/3 month USD-LIBOR-BBA/Oct-19		Oct-18/1.9175	7,077,600	7

2.695/3 month USD-LIBOR-BBA/Oct-23		Oct-18/2.695	1,633,300	2

JPMorgan Chase Bank N.A.

(2.925)/3 month USD-LIBOR-BBA/Nov-20		Nov-18/2.925	10,152,800	30,255

2.76/3 month USD-LIBOR-BBA/Oct-28		Oct-18/2.76	5,076,400	5

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72		Apr-47/3.00	790,100	74,672

3.00/3 month USD-LIBOR-BBA/Apr-72		Apr-47/3.00	790,100	74,664

(2.8225)/3 month USD-LIBOR-BBA/Oct-20		Oct-18/2.8225	13,331,900	43,329

(2.92875)/3 month USD-LIBOR-BBA/Nov-20		Nov-18/2.92875	6,666,000	19,265

Total purchased swap options outstanding (cost $577,873)				$512,144

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Oct-18/$93.16	$1,000,000	$1,000,000	$182

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Oct-18/96.33	2,000,000	2,000,000	12,920

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.02	2,000,000	2,000,000	12,182

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.17	2,000,000	2,000,000	10,454

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Oct-18/98.34	5,000,000	5,000,000	9,520

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.33	2,000,000	2,000,000	8,888

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.19	2,000,000	2,000,000	1,616

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.38	2,000,000	2,000,000	1,100

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.56	2,000,000	2,000,000	728

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Oct-18/99.13	14,000,000	14,000,000	616

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.80	2,000,000	2,000,000	16,834

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.64	2,000,000	2,000,000	14,804

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.48	2,000,000	2,000,000	12,932

Total purchased options outstanding (cost $148,594)				$102,776

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.016%, 11/25/50			$133,000	$133,000

Total asset-backed securities (cost $133,000)				$133,000

SHORT-TERM INVESTMENTS (12.8%)(a)
			Principal amount/shares	Value

Interest in $325,000,000 joint tri-party repurchase agreement dated 9/28/18 with HSBC Bank USA, National Association due 10/1/18 - maturity value of $4,368,819 for an effective yield of 2.250% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.500% and due dates ranging from 1/1/25 to 2/1/56, valued at $331,562,157)			$4,368,000	$4,368,000

U.S. Treasury Bills 2.166%, 12/13/18(SEGSF)			99,000	98,573

U.S. Treasury Bills 2.114%, 11/23/18(SEGSF)(SEGCCS)			210,000	209,348

U.S. Treasury Bills 2.048%, 11/15/18(SEGSF)(SEGCCS)(SEGTBA)			571,000	569,515

U.S. Treasury Bills 2.087%, 11/8/18(SEGSF)(SEGCCS)			581,000	579,731

U.S. Treasury Bills 2.043%, 10/18/18(SEGCCS)			23,000	22,978

U.S. Treasury Bills 2.018%, 11/1/18(SEGSF)(SEGCCS)(SEGTBA)			912,000	910,380

U.S. Treasury Bills 2.027%, 10/25/18(SEGSF)(SEGCCS)(SEGTBA)			593,000	592,176

Total short-term investments (cost $7,350,875)				$7,350,701

TOTAL INVESTMENTS

Total investments (cost $99,606,816)				$98,212,101

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/18 (premiums $537,594) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	$ 6,965,000	$41,929
Citibank, N.A.
(2.97)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97	4,767,200	381
3.167/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167	4,767,200	14,397
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09	3,343,500	34,070
(3.167)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167	4,767,200	34,133
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	6,965,000	58,994
2.97/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97	4,767,200	60,257
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	15,555,200	16
(3.015)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015	3,178,100	2,256
3.015/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015	3,178,100	30,224
(3.02125)/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125	13,537,000	31,000
3.02125/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125	13,537,000	68,497
JPMorgan Chase Bank N.A.
3.16/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.16	5,076,400	6,396
3.085/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.085	10,152,800	10,356
3.005/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.005	10,152,800	18,986
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	15,555,200	102,198
Morgan Stanley & Co. International PLC
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	790,100	62,600
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	790,100	62,678

Total			$639,368

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $137,344) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Oct-18/$93.16	$1,000,000	$1,000,000	$6,861
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Oct-18/96.33	2,000,000	2,000,000	266
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.36	2,000,000	2,000,000	8,630
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.51	2,000,000	2,000,000	7,258
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.67	2,000,000	2,000,000	6,046
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.70	2,000,000	2,000,000	5,850
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.85	2,000,000	2,000,000	4,822
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/99.01	2,000,000	2,000,000	3,938
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.54	2,000,000	2,000,000	774
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.72	2,000,000	2,000,000	498
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.91	2,000,000	2,000,000	310
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Oct-18/99.13	14,000,000	14,000,000	99,596
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.33	2,000,000	2,000,000	11,222
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.17	2,000,000	2,000,000	9,676
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.02	2,000,000	2,000,000	8,292
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.86	2,000,000	2,000,000	7,066
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.70	2,000,000	2,000,000	5,990
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Oct-18/98.34	5,000,000	5,000,000	5,615
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.55	2,000,000	2,000,000	5,054

Total				$197,764

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$1,944,400	$(76,026)	$13,086
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	2,567
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	1,944,400	(76,026)	(28,777)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,166,600	(125,176)	(49,172)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	12,736
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	5,413
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(10,620)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	1,944,400	(76,026)	(28,583)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	4,432
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(27,401)	3,519
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	1,505
3.05/3 month USD-LIBOR-BBA/Nov-28 (Purchased)	Nov-18/3.05	9,534,300	(28,285)	10
(3.2175)/3 month USD-LIBOR-BBA/Nov-28 (Purchased)	Nov-18/3.2175	9,534,300	(26,696)	(4,100)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	395,400	(31,691)	(7,260)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	395,400	(35,981)	(7,437)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(7,855)
3.13/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.13	4,767,200	26,887	2,336
(3.13)/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.13	4,767,200	26,887	(1,049)
JPMorgan Chase Bank N.A.
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	5,034
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	1,091
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	(2,847)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	(12,879)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(14,734)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(76,681)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	4,906
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	(8,553)

Unrealized appreciation				56,635

Unrealized (depreciation)				(260,547)

Total				$(203,912)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $9,855,508) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.00%, 10/1/48	$1,000,000	10/11/18	$1,009,688
Federal National Mortgage Association, 3.50%, 10/1/48	9,000,000	10/11/18	8,856,562

Total			$9,866,250

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$1,619,000	$22,020		$205	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$10,890
		3,178,100	49,102		17,994	9/25/28	3 month USD-LIBOR-BBA — Quarterly	2.936% — Semiannually	(30,810)
		6,356,200	48,561		(17,564)	9/25/28	3.026% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,305
		47,401,100	25,217	(E)	(18,026)	12/19/20	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,191
		21,487,200	4,340	(E)	(43,521)	12/19/23	3.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,861)
		15,575,000	20,652	(E)	11,657	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.15% — Semiannually	32,310
		424,200	5,813	(E)	2,300	12/19/48	3.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,513)
		133,500	527	(E)	(2)	10/30/28	3.167% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(529)
		1,400,000	3,331		(19)	9/28/28	3.14177% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,437)
		4,862,500	2,499		(64)	10/2/28	3.1215% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,564)

	Total				$(47,040)				$(8,018)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$37,862	$37,756	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$209
28,241	28,162	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	156
Barclays Bank PLC
173,806	173,285	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(321)
34,505	34,435	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	209
36,341	36,218	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(88)
16,710	16,762	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	243
240,367	239,556	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(584)
1,624	1,626	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	21
53,103	52,956	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(76)
7,242	7,220	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(13)
237,088	237,291	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(618)
22,855	22,881	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	290
25,402	25,450	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(289)
46,860	46,729	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(259)
1,945	1,932	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2
283,811	282,895	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(533)
4,620,430	4,604,866	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(9,351)
3,836,194	3,837,777	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,838)
Citibank, N.A.
52,688	52,511	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(107)
Credit Suisse International
38,406	38,478	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(437)
32,428	32,337	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	179
32,620	32,428	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	55
4,155	4,127	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4
22,611	22,550	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	121
16,497	16,452	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	88
16,257	16,233	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	98
71,620	71,719	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	680
55,011	54,857	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(304)
Goldman Sachs International
45,612	45,664	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	579
35,188	35,229	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	446
100,782	101,095	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,466
44,200	44,251	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	561
85,631	85,455	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	518
85,631	85,455	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	518
273,743	273,856	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(631)
102,837	102,880	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(237)
16,627	16,566	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	85
162	163	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2
41,763	41,893	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	607
374,972	375,126	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(864)
13,894	13,900	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(32)
37,063	37,078	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(85)
9,966	9,978	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	126
49,987	50,045	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	634
57,221	57,104	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	346
63,375	63,245	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	383
70,749	70,968	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,029
67,630	67,492	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	409
49,148	49,241	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(559)
56,196	56,005	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(229)
54,031	53,880	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(298)
JPMorgan Chase Bank N.A.
52,918	52,770	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	292
4,454	4,442	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	25
49,108	49,200	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(558)
JPMorgan Securities LLC
37,795	37,847	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	359
393,994	393,186	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,384)
32,620	32,428	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(56)

Upfront premium received		—	Unrealized appreciation			10,740

Upfront premium (paid)		—	Unrealized (depreciation)			(27,751)

	Total	$—			Total	$(17,011)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$407,000	$8,654	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$8,654
	407,000	11,468	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(11,468)
	466,000	10,706	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	10,706
	466,000	14,731	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(14,731)

Total			$—				$(6,839)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 (Unaudited)

	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$183	$235,000	$2,891	5/11/63	200 bp — Monthly	$(2,630)
	CMBX NA A.6 Index	A/P	274	235,000	2,891	5/11/63	200 bp — Monthly	(2,539)
	CMBX NA A.6 Index	A/P	(92)	237,000	2,915	5/11/63	200 bp — Monthly	(2,928)
	CMBX NA A.6 Index	A/P	4,521	349,000	4,293	5/11/63	200 bp — Monthly	345
	CMBX NA A.6 Index	A/P	4,196	430,000	5,289	5/11/63	200 bp — Monthly	(950)
	CMBX NA A.6 Index	A/P	692	446,000	5,486	5/11/63	200 bp — Monthly	(4,645)
	CMBX NA A.6 Index	A/P	12,196	882,000	10,849	5/11/63	200 bp — Monthly	1,641
	CMBX NA BB.7 Index	BB/P	2,571	20,000	2,528	1/17/47	500 bp — Monthly	59
	CMBX NA BBB-.6 Index	BBB-/P	3,410	31,000	3,655	5/11/63	300 bp — Monthly	(229)
	CMBX NA BBB-.6 Index	BBB-/P	3,775	33,000	3,891	5/11/63	300 bp — Monthly	(102)
	CMBX NA BBB-.6 Index	BBB-/P	4,082	37,000	4,362	5/11/63	300 bp — Monthly	(262)
	CMBX NA BBB-.6 Index	BBB-/P	5,170	47,000	5,541	5/11/63	300 bp — Monthly	(348)
	CMBX NA BBB-.6 Index	BBB-/P	5,598	50,000	5,895	5/11/63	300 bp — Monthly	(272)
	CMBX NA BBB-.6 Index	BBB-/P	7,507	65,000	7,664	5/11/63	300 bp — Monthly	(129)
	CMBX NA BBB-.6 Index	BBB-/P	25,822	240,000	28,296	5/11/63	300 bp — Monthly	(2,354)
	CMBX NA BBB-.6 Index	BBB-/P	31,288	303,000	35,724	5/11/63	300 bp — Monthly	(4,284)
	CMBX NA BBB-.6 Index	BBB-/P	40,880	385,000	45,392	5/11/63	300 bp — Monthly	(4,319)
	CMBX NA BBB-.6 Index	BBB-/P	44,274	413,000	48,693	5/11/63	300 bp — Monthly	(4,212)
	CMBX NA BBB-.6 Index	BBB-/P	47,575	424,000	49,990	5/11/63	300 bp — Monthly	(2,203)
	CMBX NA BBB-.6 Index	BBB-/P	42,699	435,000	51,287	5/11/63	300 bp — Monthly	(8,370)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	387	250,000	3,075	5/11/63	200 bp — Monthly	(2,604)
	CMBX NA BBB-.6 Index	BBB-/P	2,541	23,000	2,712	5/11/63	300 bp — Monthly	(159)
	CMBX NA BBB-.6 Index	BBB-/P	7,696	70,000	8,253	5/11/63	300 bp — Monthly	(522)
	CMBX NA BBB-.6 Index	BBB-/P	13,207	132,000	15,563	5/11/63	300 bp — Monthly	(2,290)
	CMBX NA BBB-.6 Index	BBB-/P	97,573	819,000	96,560	5/11/63	300 bp — Monthly	1,423
	CMBX NA BBB-.6 Index	BBB-/P	96,194	896,000	105,638	5/11/63	300 bp — Monthly	(8,997)
	CMBX NA BBB-.6 Index	BBB-/P	140,705	1,308,000	154,213	5/11/63	300 bp — Monthly	(12,855)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	53,946	506,000	59,657	5/11/63	300 bp — Monthly	(5,458)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,542	172,000	2,116	5/11/63	200 bp — Monthly	(516)
	CMBX NA A.7 Index	A-/P	(381)	261,000	339	1/17/47	200 bp — Monthly	46
	CMBX NA BBB-.6 Index	BBB-/P	2,986	27,000	3,183	5/11/63	300 bp — Monthly	(184)
	CMBX NA BBB-.6 Index	BBB-/P	4,695	42,000	4,952	5/11/63	300 bp — Monthly	(235)
	CMBX NA BBB-.6 Index	BBB-/P	9,878	85,000	10,022	5/11/63	300 bp — Monthly	(101)
	CMBX NA BBB-.6 Index	BBB-/P	24,037	208,000	24,523	5/11/63	300 bp — Monthly	(382)
	CMBX NA BBB-.6 Index	BBB-/P	41,260	411,000	48,457	5/11/63	300 bp — Monthly	(6,991)
	CMBX NA BBB-.6 Index	BBB-/P	50,168	470,000	55,413	5/11/63	300 bp — Monthly	(5,010)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	2,653	154,000	1,894	5/11/63	200 bp — Monthly	810
	CMBX NA A.6 Index	A/P	3,068	527,000	6,482	5/11/63	200 bp — Monthly	(3,238)
	CMBX NA BBB-.6 Index	BBB-/P	3,943	33,000	3,891	5/11/63	300 bp — Monthly	69
	CMBX NA BBB-.6 Index	BBB-/P	4,532	40,000	4,716	5/11/63	300 bp — Monthly	(164)
	CMBX NA BBB-.6 Index	BBB-/P	5,578	48,000	5,659	5/11/63	300 bp — Monthly	(57)
	CMBX NA BBB-.6 Index	BBB-/P	6,047	51,000	6,013	5/11/63	300 bp — Monthly	60
	CMBX NA BBB-.6 Index	BBB-/P	5,309	56,000	6,602	5/11/63	300 bp — Monthly	(1,265)
	CMBX NA BBB-.6 Index	BBB-/P	12,891	120,000	14,148	5/11/63	300 bp — Monthly	(1,197)
	CMBX NA BBB-.6 Index	BBB-/P	16,621	165,000	19,454	5/11/63	300 bp — Monthly	(2,751)
	CMBX NA BBB-.6 Index	BBB-/P	18,634	169,000	19,925	5/11/63	300 bp — Monthly	(1,206)
	CMBX NA BBB-.6 Index	BBB-/P	24,758	213,000	25,113	5/11/63	300 bp — Monthly	(249)
	CMBX NA BBB-.6 Index	BBB-/P	29,351	249,000	29,357	5/11/63	300 bp — Monthly	119
	CMBX NA BBB-.6 Index	BBB-/P	26,382	258,000	30,418	5/11/63	300 bp — Monthly	(3,907)
	CMBX NA BBB-.6 Index	BBB-/P	46,225	373,000	43,977	5/11/63	300 bp — Monthly	2,435
	CMBX NA BBB-.6 Index	BBB-/P	48,631	398,000	46,924	5/11/63	300 bp — Monthly	1,906
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	4,406	39,000	4,598	5/11/63	300 bp — Monthly	(172)
	CMBX NA BBB-.6 Index	BBB-/P	11,589	98,000	11,554	5/11/63	300 bp — Monthly	84
	CMBX NA BBB-.6 Index	BBB-/P	46,719	417,000	49,164	5/11/63	300 bp — Monthly	(2,237)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	714	76,000	935	5/11/63	200 bp — Monthly	(196)
	CMBX NA A.6 Index	A/P	1,277	156,000	1,919	5/11/63	200 bp — Monthly	(590)
	CMBX NA A.6 Index	A/P	1,939	191,000	2,349	5/11/63	200 bp — Monthly	(346)
	CMBX NA A.6 Index	A/P	3,457	250,000	3,075	5/11/63	200 bp — Monthly	465
	CMBX NA A.6 Index	A/P	2,940	261,000	3,210	5/11/63	200 bp — Monthly	(183)
	CMBX NA A.6 Index	A/P	3,560	325,000	3,998	5/11/63	200 bp — Monthly	(329)
	CMBX NA A.6 Index	A/P	—	452,000	5,560	5/11/63	200 bp — Monthly	(5,409)
	CMBX NA A.6 Index	A/P	3,025	1,113,000	13,690	5/11/63	200 bp — Monthly	(10,294)
	CMBX NA A.7 Index	A-/P	(484)	500,000	650	1/17/47	200 bp — Monthly	333
	CMBX NA A.7 Index	A-/P	656	135,000	176	1/17/47	200 bp — Monthly	876
	CMBX NA A.7 Index	A-/P	(5)	11,000	14	1/17/47	200 bp — Monthly	13
	CMBX NA BBB-.6 Index	BBB-/P	3,987	35,000	4,127	5/11/63	300 bp — Monthly	(122)
	CMBX NA BBB-.6 Index	BBB-/P	4,238	36,000	4,244	5/11/63	300 bp — Monthly	12
	CMBX NA BBB-.6 Index	BBB-/P	6,536	57,000	6,720	5/11/63	300 bp — Monthly	(156)
	CMBX NA BBB-.6 Index	BBB-/P	7,344	62,000	7,310	5/11/63	300 bp — Monthly	66
	CMBX NA BBB-.6 Index	BBB-/P	9,983	93,000	10,965	5/11/63	300 bp — Monthly	(936)
	CMBX NA BBB-.6 Index	BBB-/P	15,926	130,000	15,327	5/11/63	300 bp — Monthly	664
	CMBX NA BBB-.6 Index	BBB-/P	22,748	211,000	24,877	5/11/63	300 bp — Monthly	(2,023)
	CMBX NA BBB-.6 Index	BBB-/P	23,830	223,000	26,292	5/11/63	300 bp — Monthly	(2,350)
	CMBX NA BBB-.6 Index	BBB-/P	41,278	390,000	45,981	5/11/63	300 bp — Monthly	(4,508)
	CMBX NA BBB-.6 Index	BBB-/P	48,077	419,000	49,400	5/11/63	300 bp — Monthly	(1,113)
	CMBX NA BBB-.6 Index	BBB-/P	50,008	470,000	55,413	5/11/63	300 bp — Monthly	(5,170)
	CMBX NA BBB-.6 Index	BBB-/P	49,475	470,000	55,413	5/11/63	300 bp — Monthly	(5,703)
	CMBX NA BBB-.6 Index	BBB-/P	64,868	610,000	71,919	5/11/63	300 bp — Monthly	(6,746)
	CMBX NA BBB-.6 Index	BBB-/P	224,418	1,852,000	218,351	5/11/63	300 bp — Monthly	6,993
	CMBX NA BBB-.6 Index	BBB-/P	310,210	2,560,000	301,824	5/11/63	300 bp — Monthly	9,666
	CMBX NA BBB-.7 Index	BBB-/P	2,532	34,000	1,918	1/17/47	300 bp — Monthly	631
	CMBX NA BBB-.7 Index	BBB-/P	61,862	909,000	51,268	1/17/47	300 bp — Monthly	11,049

	Upfront premium received		2,115,753			Unrealized appreciation		39,765

	Upfront premium (paid)		(962)			Unrealized (depreciation)		(149,697)

	Total		$2,114,791				Total	$(109,932)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$ (67,025)	$526,000	$66,486	1/17/47	(500 bp) — Monthly	$ (977)
	CMBX NA BB.9 Index	(3,079)	20,000	2,768	9/17/58	(500 bp) — Monthly	(328)
	Credit Suisse International
	CMBX NA BB.9 Index	(3,441)	22,000	3,045	9/17/58	(500 bp) — Monthly	(415)
	Goldman Sachs International
	CMBX NA BB.9 Index	(15,334)	96,000	13,286	9/17/58	(500 bp) — Monthly	(2,128)
	JPMorgan Securities LLC
	CMBX NA BB.9 Index	(17,795)	126,000	17,438	9/17/58	(500 bp) — Monthly	(462)
	CMBX NA BB.9 Index	(4,293)	28,000	3,875	9/17/58	(500 bp) — Monthly	(441)
	CMBX NA BBB-.7 Index	(8,868)	151,000	8,516	1/17/47	(300 bp) — Monthly	(427)
	Merrill Lynch International
	CMBX NA BB.9 Index	(21,741)	139,000	19,238	9/17/58	(500 bp) — Monthly	(2,619)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.9 Index	(31,748)	204,000	28,234	9/17/58	(500 bp) — Monthly	(3,685)
	CMBX NA BB.9 Index	(26,620)	177,000	24,497	9/17/58	(500 bp) — Monthly	(2,270)
	CMBX NA BBB-.7 Index	(4,253)	67,000	3,779	1/17/47	(300 bp) — Monthly	(510)

	Upfront premium received	—			Unrealized appreciation		—

	Upfront premium (paid)	(204,197)			Unrealized (depreciation)		(14,262)

	Total	$(204,197)				Total	$(14,262)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $57,535,518.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,133,742.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $137,746.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $710,581.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $36,003,896 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $4,456,195, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,477,923 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,133,742 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$133,000	$—
Mortgage-backed securities	—	36,902,847	—
Purchased options outstanding	—	102,776	—
Purchased swap options outstanding	—	512,144	—
U.S. government and agency mortgage obligations	—	53,210,633	—
Short-term investments	—	7,350,701	—

Totals by level	$—	$98,212,101	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(197,764)	$—
Written swap options outstanding	—	(639,368)	—
Forward premium swap option contracts	—	(203,912)	—
TBA sale commitments	—	(9,866,250)	—
Interest rate swap contracts	—	39,022	—
Total return swap contracts	—	(23,850)	—
Credit default contracts	—	(2,034,788)	—

Totals by level	$—	$(12,926,910)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$191,417	$2,226,205
Interest rate contracts	806,079	1,217,031

Total	$997,496	$3,443,236

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$26,900,000
Purchased swap option contracts (contract amount)		$324,900,000
Written TBA commitment option contracts (contract amount)		$39,100,000
Written swap option contracts (contract amount)		$279,200,000
Centrally cleared interest rate swap contracts (notional)		$94,700,000
OTC total return swap contracts (notional)		$13,300,000
Centrally cleared total return swap contracts (notional)		$1,700,000
OTC credit default contracts (notional)		$15,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018